LK Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 67.0%	Shares	Value
Communication Services - 4.7%
Alphabet - Class C	2,500	$717,150
Walt Disney	5,000	481,900
		1,199,050

Consumer Discretionary - 3.5%
Asbury Automotive Group (a)	2,000	390,820
LKQ	9,000	264,330
MarineMax (a)	8,910	241,105
		896,255

Consumer Staples - 3.1%
Crimson Wine Group (a)	26,090	115,057
Hershey	3,300	686,037
		801,094

Energy - 11.3%
Chevron	4,000	827,600
Phillips 66	4,600	838,028
Texas Pacific Land	2,600	1,233,856
		2,899,484

Financials - 20.6%
Aflac	6,500	713,115
Arthur J. Gallagher	3,000	649,740
Berkshire Hathaway - Class B (a)	2,200	1,054,240
Brookfield Asset Management - Class A	5,250	233,362
Brookfield Corp.	3,750	151,763
Chubb Ltd.	2,000	651,860
Cullen Frost Bankers	5,000	685,400
Fifth Third Bancorp	13,000	603,980
Nelnet - Class A	4,000	515,840
		5,259,300

Health Care - 14.0%
Bruker Corp.	5,000	180,600
Charles River Laboratories International (a)	2,000	345,000
Elevance Health	2,200	644,050
HCA Healthcare	1,400	662,536
Johnson & Johnson	3,000	733,320
Pfizer	15,000	421,200
Thermo Fisher Scientific	1,200	589,836
		3,576,542

Industrials - 5.7%
Canadian Pacific Kansas City	7,000	550,620
Lincoln Electric Holdings	2,100	523,068
MSC Industrial Direct - Class A	1,820	167,931
Sky Harbour Group (a)	23,000	221,490
		1,463,109

Information Technology - 2.8%
Microsoft	1,950	721,831

Materials - 1.3%
Vulcan Materials	1,200	326,760
TOTAL COMMON STOCKS (Cost $7,398,627)		17,143,425

CORPORATE BONDS - 19.5%	Par	Value
Consumer Discretionary - 2.0%
Genuine Parts, 6.50%, 11/01/2028	500,000	$518,847

Consumer Staples - 4.0%
Church & Dwight, 5.60%, 11/15/2032	500,000	526,122
Flowers Foods, 3.50%, 10/01/2026	500,000	497,248
		1,023,370

Financials - 3.8%
Old Republic International, 3.88%, 08/26/2026	500,000	499,466
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	478,564
		978,030

Health Care - 2.0%
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	497,699

Industrials - 1.9%
Ferguson Enterprises, 4.35%, 03/15/2031	500,000	492,283

Information Technology - 1.9%
International Business Machines, 4.30%, 02/03/2031	500,000	492,821

Materials - 3.9%
Air Products and Chemicals, 4.90%, 10/11/2032	500,000	506,726
PPG Industries, 4.38%, 03/15/2031	500,000	492,560
		999,286
TOTAL CORPORATE BONDS (Cost $5,046,990)		5,002,336

U.S. TREASURY SECURITIES - 6.8%	Par	Value
United States Treasury Note/Bond
3.63%, 05/15/2026	250,000	249,954
1.50%, 08/15/2026	500,000	495,780
2.00%, 11/15/2026	500,000	494,624
2.25%, 02/15/2027	500,000	493,641
TOTAL U.S. TREASURY SECURITIES (Cost $1,735,416)		1,733,999

U.S. GOVERNMENT AGENCY ISSUES - 5.8%	Par	Value
Federal Farm Credit Banks Funding, 4.50%, 01/20/2033	500,000	495,009
Federal Home Loan Banks
4.00%, 09/19/2030 (b)	500,000	498,678
4.60%, 11/17/2032	500,000	494,827
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,499,500)		1,488,514

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations - Class Z, 3.54% (c)	213,809	213,809
TOTAL MONEY MARKET FUNDS (Cost $213,809)		213,809

TOTAL INVESTMENTS - 99.9% (Cost $15,894,342)		25,582,083
Other Assets in Excess of Liabilities - 0.1%		16,296
TOTAL NET ASSETS - 100.0%		$25,598,379

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury

(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LK Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,143,425	$–	$–	$17,143,425
Corporate Bonds	–	5,002,336	–	5,002,336
U.S. Treasury Securities	–	1,733,999	–	1,733,999
U.S. Government Agency Issues	–	1,488,514	–	1,488,514
Money Market Funds	213,809	–	–	213,809
Total Investments	$17,357,234	$8,224,849	$–	$25,582,083

Refer to the Schedule of Investments for further disaggregation of investment categories.